Debt - Schedule of Principal Payments for Each Debt Obligation, Excluding Short-Term Borrowings (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
2026	$ 118
2027	470
2028	823
2029	985
2030	1,058
2031 and thereafter	750
Total principal	4,203
U.S. Dollar Denominated
Debt Instrument [Line Items]
2026	0
2027	0
2028	0
2029	750
2030	0
2031 and thereafter	750
Total principal	1,500
Euro Denominated
Debt Instrument [Line Items]
2026	118
2027	470
2028	823
2029	235
2030	1,058
2031 and thereafter	0
Total principal	$ 2,703